Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	46
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$326,223.08

Principal:
Principal Collections	$9,087,494.35
Prepayments in Full	$2,917,545.93
Liquidation Proceeds	$20,418.20
Recoveries	$40,394.94
Sub Total	$12,065,853.42
Collections	$12,392,076.50

Purchase Amounts:
Purchase Amounts Related to Principal	$20,039.61
Purchase Amounts Related to Interest	$31.26
Sub Total	$20,070.87

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$12,412,147.37

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	46
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$12,412,147.37
Servicing Fee	$151,708.71	$151,708.71	$0.00	$0.00	$12,260,438.66
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$12,260,438.66
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$12,260,438.66
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$12,260,438.66
Interest - Class A-4 Notes	$32,875.65	$32,875.65	$0.00	$0.00	$12,227,563.01
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,227,563.01
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$12,204,538.84
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,204,538.84
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$12,186,334.17
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,186,334.17
Regular Principal Payment	$11,256,417.63	$11,256,417.63	$0.00	$0.00	$929,916.54
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$929,916.54
Residual Released to Depositor	$0.00	$929,916.54	$0.00	$0.00	$0.00

Total		$12,412,147.37

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$11,256,417.63
Total					$11,256,417.63
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$11,256,417.63	$83.38	$32,875.65	$0.24	$11,289,293.28	$83.62
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$11,256,417.63	$8.55	$74,104.49	$0.06	$11,330,522.12	$8.61

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	46

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$80,511,801.03	0.5963837	$69,255,383.40	0.5130028
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$146,301,801.03	0.1111817	$135,045,383.40	0.1026274

Pool Information
Weighted Average APR	2.267%	2.272%
Weighted Average Remaining Term	22.33	21.56
Number of Receivables Outstanding	15,202	14,722
Pool Balance	$182,050,452.02	$169,942,347.18
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$172,619,454.09	$161,363,036.46
Pool Factor	0.1286122	0.1200583

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$8,579,310.72
Targeted Overcollateralization Amount	$34,896,963.78
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$34,896,963.78

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	46
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		41	$62,606.75
(Recoveries)		58	$40,394.94
Net Loss for Current Collection Period			$22,211.81
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1464%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4434%
Second Prior Collection Period			0.2490%
Prior Collection Period			0.2959%
Current Collection Period			0.1514%
Four Month Average (Current and Prior Three Collection Periods)			0.2849%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,959	$6,660,150.40
(Cumulative Recoveries)			$1,970,972.98
Cumulative Net Loss for All Collection Periods			$4,689,177.42
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3313%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,399.77
Average Net Loss for Receivables that have experienced a Realized Loss			$2,393.66

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.22%	228	$3,767,070.08
61-90 Days Delinquent	0.32%	32	$551,850.40
91-120 Days Delinquent	0.06%	6	$108,909.57
Over 120 Days Delinquent	0.24%	19	$400,635.17
Total Delinquent Receivables	2.84%	285	$4,828,465.22

Repossession Inventory:
Repossessed in the Current Collection Period		6	$77,266.94
Total Repossessed Inventory		17	$298,951.41

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4244%
Prior Collection Period			0.4078%
Current Collection Period			0.3872%
Three Month Average			0.4065%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.6246%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	46

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	46	$727,706.15
2 Months Extended	99	$1,670,579.33
3+ Months Extended	21	$288,528.37

Total Receivables Extended	166	$2,686,813.85

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 5, 2024

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer